Segment reporting - Summarized Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	$ 841	$ 211,295	[1]	$ 438,202	[1]
Net cash from (used in) investing activities	190,042	(40,242)	[1]	(100,615)	[1]
Net cash from (used in) financing activities	(160,165)	(234,976)	[1]	(261,160)	[1]
Capital expenditure	(238,065)	(177,901)		(342,698)
Operating segments | Tankers
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	843	211,310		427,926
Net cash from (used in) investing activities	190,042	(40,243)		(90,891)
Net cash from (used in) financing activities	(160,165)	(234,921)		(264,714)
Capital expenditure	(238,065)	(177,901)		(342,698)
Operating segments | FSO
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	40,672	49,684		49,013
Net cash from (used in) investing activities	0	0		0
Net cash from (used in) financing activities	(42,164)	(78,421)		(32,929)
Capital expenditure	0	0		0
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	40,674	(49,698)		(38,737)
Net cash from (used in) investing activities	0	1		(9,724)
Net cash from (used in) financing activities	(42,164)	78,367		36,483
Capital expenditure	$ 0	$ 0		$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.